ING Real Estate Fund

ING Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks total return consisting of long-term capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees Fees paid directly from your investment

Shareholder Fees -	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
ING Real Estate Fund Class R	none	none

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses -		ING Real Estate Fund Class R
Management Fees	[1]	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fees	[1]	0.10%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	1.46%
Waivers and Reimbursements	[1][2]	0.01%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	[1]	1.47%
[1]	Based on Class A shares' expenses adjusted for current contractual rates and class specific differences.
[2]	The adviser is contractually obligated to limit expenses to 1.70% for Class R shares through October 1, 2012. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. The obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING Real Estate Fund Class R	150	463	798	1,747

Expense Example, No Redemption - (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING Real Estate Fund Class R	150	463	798	1,747

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

For this Fund, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be "principally engaged" in the real estate industry if: (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate; or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies principally engaged in the real estate industry may include real estate investment trusts, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings.

The sub-adviser ("Sub-Adviser") may invest in companies with any market capitalization; however, the Sub-Adviser will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase.

The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, management, and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.

The Fund's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including real estate investment trusts, which is a narrow segment of the overall U.S. stock market.

The Fund is non-diversified, which means it may invest a significant portion of assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33⅓% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Concentration As a result of the Fund concentrating its assets in securities related to a particular industry/sector, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities of the particular industry/sector as a group fall out of favor, the Fund could underperform funds that have greater industry diversification.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Initial Public Offerings Initial Public Offerings ("IPOs") and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund's asset base is small, the impact of such investments on the Fund's return will be magnified. If the Fund's assets grow, it is likely that the effect of the Fund's investment in IPOs on the Fund's return will decline.

Investment Model The Sub-Adviser's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Issuer Non-Diversification The Fund is classified as a "non-diversified" investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts ("REITs") Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. Because Class R shares of the Fund had not commenced operations as of the calendar year ended December 31, 2010, the following bar chart shows the changes in the Fund's Class C shares' performance from year to year, and the table compares the Fund's Class C shares' performance to the performance of a broad-based securities market index/indices for the same period. Class R shares and Class C shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class R shares' performance would be higher than Class C shares' performance because of the higher expenses paid by Class C shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class C shares, but does not reflect the impact of contingent deferred sales charges. If it did, returns would be lower than those shown. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009 35.82% and Worst quarter: 4th, 2008 (37.65)% The Fund's Class C shares' year-to-date total return as of June 30, 2011: 10.04%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns - ING Real Estate Fund		1 Yr	5 Yrs	Since inception		Inception Date
Class C		25.47%	3.20%	11.75%		Jan. 17, 2003
Class C After tax on distributions		24.83%	2.24%	10.15%
Class C After tax on distributions with sale		16.21%	2.57%	9.79%
MSCI U.S. REIT Index	[1]	26.97%	1.50%	11.71%	[2],[3]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.
[2]	Gross index return is presented for the index for the since inception return. This return does not include the deduction of withholding taxes.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.